UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Bond Fund

Annual Report
5.31.11

A look at performance

Total returns for the period ended May 31, 2011

	Average annual total returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-11

Class A	6.73	7.09	6.02	6.73	40.82	79.39	4.80

Class B	6.00	7.02	5.91	6.00	40.35	77.62	4.33

Class C	10.00	7.32	5.77	10.00	42.38	75.17	4.32

Class I1,2	12.33	8.54	6.97	12.33	50.66	96.22	5.42

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.14	1.84	1.84	0.63

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Bond Fund | Annual report

	Class B	Class C	Class I1,2

Start date	5-31-01	5-31-01	5-31-01

NAV	$17,762	$17,517	$19,622

POP	$17,762	$17,517	$19,622

Index	$17,638	$17,638	$17,638

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors as described in the Fund’s Class I shares prospectus.

2 11-9-73 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 9-4-01. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Annual report | Bond Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management
(formerly MFC Global Investment Management (U.S.), LLC)1

U.S. bonds posted solid gains for the 12 months ended May 31, 2011, as improving but uneven economic growth and relatively tame inflation figures provided a favorable backdrop for fixed-income securities. The best performers were high-yield corporate bonds and commercial mortgage-backed securities, both of which benefited from better economic conditions and strong investor demand for higher-yielding investments. Investment-grade corporate bonds also posted solid gains, while residential mortgage-backed securities and Treasury bonds lagged.

For the year ended May 31, 2011, John Hancock Bond Fund’s Class A shares posted a total return of 11.78% at net asset value. The Fund outpaced the 6.04% return of its benchmark, the Barclays Capital Government/Credit Bond Index, and the 7.40% average return of the Morningstar, Inc. intermediate-term bond category. The Fund’s outperformance of its benchmark index and Morningstar peer group average resulted largely from its allocations within the bond market. A heavy weighting in corporate bonds, including a meaningful position in high-yield securities, contributed favorably to results, as did security selection in the corporate sector. An overweight position in commercial mortgage-backed securities, combined with underweight positions in residential mortgage-backed securities and Treasury bonds, also proved beneficial. We reduced the Fund’s corporate bond holdings during the past year, taking profits and lowering the Fund portfolio’s overall risk profile. In their place, we added residential mortgage-backed securities, which had similar interest-rate sensitivity but provided better credit quality, higher yields and more attractive valuations. We also increased the Fund’s holdings of securities that would benefit from an eventual rise in interest rates. These securities, which comprised more than 10% of the portfolio by the end of the reporting period, included adjustable-rate and interest-only mortgage-backed securities, bank loans and floating-rate corporate debt. Since we don’t expect sharply higher interest rates in the near term, we have been selective in adding these securities to the portfolio so we do not jeopardize the Fund’s yield.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

8	Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2010 with the same investment held until May 31, 2011.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,049.10	$5.36

Class B	1,000.00	1,045.40	8.92

Class C	1,000.00	1,045.40	8.92

Class I	1,000.00	1,051.20	3.22

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2010, with the same investment held until May 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,019.70	$5.29

Class B	1,000.00	1,016.20	8.80

Class C	1,000.00	1,016.20	8.80

Class I	1,000.00	1,021.80	3.18

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.05%, 1.75%, 1.75% and 0.63% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Bond Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	49%	Capital Preferred Securities	2%

U.S. Government & Agency Obligations	25%	Term Loans	1%

Collateralized Mortgage Obligations	12%	Preferred Securities	1%

Asset-Backed Securities	5%	Foreign Government Obligations	1%

U.S. Government Agency		Short-Term Investments & Other	2%
Collateralized Mortgage Obligations	2%

Sector Composition[1,2]

U.S. Government & Agency Obligations	25%	Consumer Staples	2%

Financials	22%	U.S. Government Agency
		Collateralized Mortgage Obligations	2%
Collateralized Mortgage Obligations	12%
		Telecommunication Services	2%
Consumer Discretionary	6%
		Health Care	1%
Industrials	6%
		Information Technology	1%
Energy	5%
		Foreign Government Obligations	1%
Asset-Backed Securities	5%
		Short-Term Investments & Other	2%
Materials	5%

Utilities	3%

Quality Composition[1,3]

U.S. Government & Agency Obligations	27%	BB	11%

AAA	5%	B	11%

AA	5%	CCC & Below	5%

A	10%	Not Rated	2%

BBB	22%	Short-Term Investments & Other	2%

1 As a percentage of net assets on 5-31-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-11 and do not reflect subsequent downgrades, if any.

Annual report | Bond Fund	11

Fund’s investments

As of 5-31-11

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 48.73%				$528,512,635

(Cost $494,611,707)

Consumer Discretionary 5.48%				59,390,296

Auto Components 0.29%

Allison Transmission, Inc. (S)	7.125	05-15-19	$755,000	749,338

Exide Technologies (S)	8.625	02-01-18	1,115,000	1,184,688

Hyva Global BV (S)	8.625	03-24-16	1,155,000	1,183,875

Automobiles 0.28%

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	1,615,000	1,775,489

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,235,000	1,269,743

Food Products 0.10%

Simmons Foods, Inc. (S)	10.500	11-01-17	1,060,000	1,134,200

Hotels, Restaurants & Leisure 1.35%

Greektown Superholdings, Inc.	13.000	07-01-15	1,965,000	2,220,450

Jacobs Entertainment, Inc.	9.750	06-15-14	2,435,000	2,483,700

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,315,000	1,183,500

MGM Resorts International	9.000	03-15-20	490,000	545,125

Mohegan Tribal Gaming Authority	7.125	08-15-14	1,425,000	1,040,250

MTR Gaming Group, Inc.	12.625	07-15-14	750,000	791,250

Palace Entertainment Holdings LLC/Palace
Entertainment Holdings Corp. (S)	8.875	04-15-17	950,000	983,250

Pokagon Gaming Authority (S)	10.375	06-15-14	1,815,000	1,862,644

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	605,000	635,250

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	2,260,000	2,317,856

Sugarhouse HSP Gaming Prop Mezz LP/
Sugarhouse HSP Gaming Finance Corp. (S)	8.625	04-15-16	175,000	180,688

Waterford Gaming LLC (S)	8.625	09-15-14	890,823	422,829

Household Durables 0.03%

American Standard Americas (S)	10.750	01-15-16	335,000	350,913

Internet & Catalog Retail 0.20%

Expedia, Inc.	5.950	08-15-20	2,125,000	2,125,000

Media 2.31%

AMC Entertainment, Inc.	8.750	06-01-19	620,000	665,725

AMC Entertainment, Inc.	8.000	03-01-14	1,995,000	2,014,950

Cablevision Systems Corp.	8.625	09-15-17	610,000	687,775

CBS Corp.	7.875	07-30-30	2,480,000	3,004,986

CCH II LLC/CCH II Capital Corp.	13.500	11-30-16	1,150,089	1,368,606

12	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Media (continued)

CCO Holdings LLC/CCO Holdings Capital Corp.	8.125	04-30-20	$590,000	$637,938

Cinemark USA, Inc.	8.625	06-15-19	725,000	792,063

Cinemark USA, Inc. (S)	7.375	06-15-21	410,000	416,663

Clear Channel Worldwide Holdings, Inc.	9.250	12-15-17	1,675,000	1,825,750

CSC Holdings, Inc.	7.875	02-15-18	1,675,000	1,834,125

DIRECTV Holdings LLC/DIRECTV Financing
Company, Inc.	6.350	03-15-40	1,105,000	1,187,013

Grupo Televisa SA	6.625	01-15-40	1,295,000	1,409,635

Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH (S)	7.500	03-15-19	1,250,000	1,301,563

News America, Inc. (S)	6.150	02-15-41	1,100,000	1,128,377

Regal Cinemas Corp.	8.625	07-15-19	465,000	497,550

Regal Entertainment Group	9.125	08-15-18	455,000	483,438

Time Warner Cable, Inc.	6.750	07-01-18	1,950,000	2,266,939

United Business Media, Ltd. (S)	5.750	11-03-20	1,145,000	1,146,585

XM Satellite Radio, Inc. (S)	13.000	08-01-13	2,000,000	2,380,000

Multiline Retail 0.07%

Sears Holdings Corp. (S)	6.625	10-15-18	785,000	722,200

Specialty Retail 0.45%

Automotores Gildemeister SA (S)	8.250	05-24-21	790,000	812,713

Empire Today LLC/Empire Today
Finance Corp. (S)	11.375	02-01-17	660,000	702,900

Hillman Group, Inc.	10.875	06-01-18	820,000	902,000

Hillman Group, Inc. (S)	10.875	06-01-18	385,000	423,500

Limited Brands, Inc.	6.625	04-01-21	1,320,000	1,376,100

Toys R Us Property Company LLC	8.500	12-01-17	570,000	610,613

Textiles, Apparel & Luxury Goods 0.40%

Burlington Coat Factory Warehouse Corp. (S)	10.000	02-15-19	2,345,000	2,350,863

Levi Strauss & Company	7.625	05-15-20	1,975,000	1,999,688

Consumer Staples 2.07%				22,439,974

Commercial Services & Supplies 0.16%

ARAMARK Corp.	8.500	02-01-15	1,690,000	1,757,600

Food & Staples Retailing 0.33%

CVS Caremark Corp. (6.302% to 6-1-12, then
3 month LIBOR + 2.065%)	6.302	06-01-37	3,635,000	3,598,650

Food Products 0.85%

B&G Foods, Inc.	7.625	01-15-18	950,000	1,021,250

Bunge Ltd. Finance Corp.	8.500	06-15-19	1,405,000	1,725,731

Bunge Ltd. Finance Corp.	4.100	03-15-16	815,000	847,750

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	1,355,000	1,426,138

Del Monte Foods Company (S)	7.625	02-15-19	945,000	964,491

JBS Finance II, Ltd. (S)	8.250	01-29-18	1,450,000	1,523,805

Reddy Ice Corp.	11.250	03-15-15	1,655,000	1,708,788

Household Products 0.18%

Yankee Candle Company, Inc.	8.500	02-15-15	1,875,000	1,952,344

See notes to financial statements	Annual report | Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Personal Products 0.21%

Hypermarcas SA (S)	6.500	04-20-21	$530,000	$528,675

Revlon Consumer Products Corp.	9.750	11-15-15	1,585,000	1,723,688

Tobacco 0.34%

Alliance One International, Inc.	10.000	07-15-16	2,335,000	2,352,513

Lorillard Tobacco Company	6.875	05-01-20	1,175,000	1,308,551

Energy 4.55%				49,360,070

Energy Equipment & Services 0.21%

Precision Drilling Corp. (S)	6.625	11-15-20	1,205,000	1,241,150

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,045,000	1,102,475

Gas Utilities 0.21%

DCP Midstream LLC (S)	9.750	03-15-19	1,705,000	2,260,371

Oil, Gas & Consumable Fuels 4.13%

Alpha Natural Resources, Inc.	6.250	06-01-21	1,130,000	1,149,775

Alpha Natural Resources, Inc.	6.000	06-01-19	520,000	523,250

Bumi Investment Pte, Ltd. (S)	10.750	10-06-17	780,000	891,150

Chesapeake Energy Corp.	6.125	02-15-21	1,085,000	1,103,988

Drummond Company, Inc.	7.375	02-15-16	1,805,000	1,845,613

El Paso Pipeline Partners Operating
Company LLC	6.500	04-01-20	1,045,000	1,199,738

Energy Transfer Partners LP	9.700	03-15-19	1,380,000	1,837,066

Enterprise Products Operating LLC (7.034%
to 1-15-18, then higher of 7.034% or
3 month LIBOR + 2.680%)	7.034	01-15-68	1,860,000	1,962,300

Enterprise Products Operating LLC (7.000%
to 6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	2,585,000	2,597,925

EV Energy Partners LP/EV Energy
Finance Corp. (S)	8.000	04-15-19	1,600,000	1,664,000

Gibson Energy ULC/GEP Midstream
Finance Corp.	10.000	01-15-18	1,040,000	1,274,000

Kerr-McGee Corp.	6.950	07-01-24	3,210,000	3,708,231

Kinder Morgan Energy Partners LP	7.750	03-15-32	840,000	1,022,309

Kinder Morgan Finance Company	5.700	01-05-16	2,515,000	2,669,044

Linn Energy LLC/Linn Energy Finance Corp.	8.625	04-15-20	790,000	865,050

Marathon Petroleum Corp. (S)	6.500	03-01-41	1,115,000	1,196,562

MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.	6.500	08-15-21	1,975,000	1,997,219

McMoRan Exploration Company	11.875	11-15-14	1,230,000	1,334,550

Motiva Enterprises LLC (S)	6.850	01-15-40	1,060,000	1,263,280

Niska Gas Storage US LLC/Niska Gas Storage
Canada ULC	8.875	03-15-18	1,600,000	1,720,000

NuStar Logistics LP	7.650	04-15-18	2,025,000	2,422,854

NuStar Logistics LP	4.800	09-01-20	865,000	886,366

OGX Petroleo e Gas Participacoes SA (S)	8.500	06-01-18	1,650,000	1,653,734

Spectra Energy Capital LLC	6.200	04-15-18	1,440,000	1,642,304

Thermon Industries, Inc.	9.500	05-01-17	351,000	374,693

TransCanada Pipelines, Ltd. (6.350%
to 5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	1,945,000	1,986,938

Williams Partners LP/Williams Partners
Finance Corp.	7.250	02-01-17	3,295,000	3,964,135

14	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Financials 20.01%				$217,034,990

Capital Markets 2.49%

Credit Suisse AG (3 month LIBOR + 0.690% to
5-15-17, then 3 month LIBOR + 1.690%) (Q)	0.951	05-15-17	$2,900,000	2,359,121

Credit Suisse New York	5.300	08-13-19	1,680,000	1,836,840

Credit Suisse New York	4.375	08-05-20	2,265,000	2,297,768

Jefferies Group, Inc.	8.500	07-15-19	665,000	806,287

Jefferies Group, Inc.	6.875	04-15-21	1,240,000	1,363,555

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,055,000	1,078,049

Macquarie Group, Ltd. (S)	6.000	01-14-20	1,345,000	1,385,719

Morgan Stanley (BRL)(D)(S)	10.090	05-03-17	8,215,000	5,115,663

Morgan Stanley	7.300	05-13-19	2,270,000	2,614,073

Morgan Stanley	5.750	01-25-21	570,000	596,139

The Goldman Sachs Group, Inc.	6.750	10-01-37	4,150,000	4,169,866

The Goldman Sachs Group, Inc.	6.150	04-01-18	3,130,000	3,431,838

Commercial Banks 3.27%

Abbey National Treasury Services PLC	4.000	04-27-16	1,660,000	1,668,908

Banco de Credito del Peru (S)	4.750	03-16-16	700,000	690,375

Barclays Bank PLC (S)	6.050	12-04-17	1,185,000	1,277,483

Barclays Bank PLC	5.140	10-14-20	1,160,000	1,135,315

BBVA Bancomer SA (S)	6.500	03-10-21	1,925,000	1,941,081

BNP Paribas	5.000	01-15-21	1,680,000	1,713,634

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%) (Q)(S)	12.500	09-30-19	1,239,000	1,461,735

Chuo Mitsui Trust & Banking Company, Ltd.
(5.506% to 4-15-15, then 3 month LIBOR +
2.490%) (Q)(S)	5.506	04-15-15	2,530,000	2,580,600

Commonwealth Bank of Australia (S)	5.000	03-19-20	2,065,000	2,177,220

First Tennessee Bank NA	5.050	01-15-15	1,620,000	1,701,365

ICICI Bank, Ltd. (S)	5.750	11-16-20	1,910,000	1,909,658

Lloyds TSB Bank PLC	6.375	01-21-21	1,765,000	1,868,057

Lloyds TSB Group PLC (6.413% to 10-1-35,
then 3 month LIBOR + 1.496%) (I)(Q)(S)	6.413	10-01-35	2,410,000	1,873,775

National City Bank (P)	0.623	06-07-17	2,300,000	2,164,721

Regions Financial Corp.	7.750	11-10-14	1,825,000	2,000,748

Regions Financial Corp. (P)	0.479	06-26-12	1,060,000	1,030,945

Santander Holdings USA, Inc.	4.625	04-19-16	480,000	494,056

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)	6.500	08-11-19	1,400,000	1,481,263

The Royal Bank of Scotland PLC	4.875	03-16-15	1,275,000	1,339,923

Wachovia Bank NA	6.600	01-15-38	1,415,000	1,632,740

Wachovia Bank NA	5.850	02-01-37	1,665,000	1,746,009

Wells Fargo & Company	3.676	06-15-16	1,505,000	1,563,945

Consumer Finance 1.10%

American Express Company	7.000	03-19-18	1,705,000	2,047,618

Capital One Financial Corp.	6.150	09-01-16	2,655,000	2,968,436

Discover Bank	7.000	04-15-20	1,090,000	1,242,517

Discover Financial Services	10.250	07-15-19	2,495,000	3,327,025

Nelnet, Inc. (7.400% to 9-29-11, then
3 month LIBOR + 3.375%)	7.400	09-29-36	2,595,000	2,314,312

See notes to financial statements	Annual report | Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services 5.78%

Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.750	04-28-21	$585,000	$598,344

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	3,590,000	3,500,250

Bank of America Corp.	6.500	08-01-16	1,245,000	1,408,455

Bank of America NA	6.000	10-15-36	1,555,000	1,585,506

Bank of America NA	5.300	03-15-17	595,000	629,133

Beaver Valley Funding	9.000	06-01-17	2,737,000	2,973,751

Bosphorus Financial Services, Ltd. (P)(S)	2.061	02-15-12	498,750	494,185

Citigroup, Inc.	6.125	11-21-17	3,045,000	3,429,833

Citigroup, Inc.	5.850	12-11-34	1,590,000	1,633,040

Crown Castle Towers LLC (S)	6.113	01-15-20	1,710,000	1,880,668

Crown Castle Towers LLC (S)	4.883	08-15-20	3,075,000	3,116,497

General Electric Capital Corp.	6.000	08-07-19	1,505,000	1,685,614

General Electric Capital Corp.	5.625	05-01-18	2,190,000	2,421,514

General Electric Capital Corp.	5.300	02-11-21	880,000	924,281

General Electric Capital Corp.	4.375	09-16-20	1,510,000	1,504,564

General Electric Capital Corp. (P)	0.741	08-15-36	2,245,000	1,808,552

GTP Towers Issuer LLC (S)	8.112	02-15-15	3,550,000	3,736,401

Harley-Davidson Funding Corp. (S)	6.800	06-15-18	1,110,000	1,263,732

Harley-Davidson Funding Corp. (S)	5.750	12-15-14	1,085,000	1,183,475

JPMorgan Chase & Company	6.000	01-15-18	3,260,000	3,679,699

JPMorgan Chase & Company	3.700	01-20-15	1,170,000	1,225,918

JPMorgan Chase & Company, Series 1
(7.900% to 4-30-18, then 3 month LIBOR +
3.470%) (Q)	7.900	04-30-18	2,240,000	2,467,069

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,795,000	2,106,908

Merrill Lynch & Company, Inc.	6.875	04-25-18	3,010,000	3,430,268

Nationstar Mortgage/Nationstar
Capital Corp. (S)	10.875	04-01-15	1,805,000	1,895,250

Pinafore LLC/Pinafore, Inc. (S)	9.000	10-01-18	565,000	620,088

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	3,204,000	4,170,967

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	2,810,000	2,416,600

The Bear Stearns Companies LLC	7.250	02-01-18	1,950,000	2,339,454

USB Realty Corp. (6.091% to 1-15-12, then
3 month LIBOR + 1.147%) (Q)(S)	6.091	01-15-12	2,900,000	2,515,750

Insurance 3.63%

Aflac, Inc.	8.500	05-15-19	1,655,000	2,052,657

Aflac, Inc.	6.900	12-17-39	1,005,000	1,102,603

AON Corp.	8.205	01-01-27	1,380,000	1,617,945

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	1,170,000	1,073,475

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	1,270,000	1,346,200

CNA Financial Corp.	7.250	11-15-23	2,140,000	2,444,849

CNA Financial Corp.	6.500	08-15-16	1,085,000	1,222,440

CNO Financial Group, Inc. (S)	9.000	01-15-18	1,500,000	1,620,000

16	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Insurance (continued)

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR +2.125%) (S)	6.505	02-12-67	$2,555,000	$2,347,406

Hartford Financial Services Group, Inc.	6.625	03-30-40	905,000	966,436

Liberty Mutual Group, Inc. (S)	7.800	03-15-37	2,635,000	2,740,400

Lincoln National Corp.	8.750	07-01-19	1,295,000	1,676,203

Lincoln National Corp.	7.000	06-15-40	635,000	745,394

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	1,955,000	1,915,900

Massachusetts Mutual Life
Insurance Company (S)	8.875	06-01-39	895,000	1,290,157

MetLife, Inc.	10.750	08-01-39	610,000	864,736

New York Life Insurance Company (S)	6.750	11-15-39	1,410,000	1,670,433

Teachers Insurance & Annuity Association
of America (S)	6.850	12-16-39	2,445,000	2,889,631

Unum Group	7.125	09-30-16	1,585,000	1,845,257

UnumProvident Finance Company PLC (S)	6.850	11-15-15	2,395,000	2,711,523

W.R. Berkley Corp.	5.600	05-15-15	1,345,000	1,459,586

Willis Group Holdings PLC	5.750	03-15-21	1,395,000	1,447,494

Willis North America, Inc.	7.000	09-29-19	2,060,000	2,333,022

Real Estate Investment Trusts 3.66%

BioMed Realty LP	6.125	04-15-20	520,000	562,415

Brandywine Operating Partnership LP	7.500	05-15-15	1,505,000	1,731,427

CommonWealth REIT	6.650	01-15-18	1,800,000	2,031,437

Developers Diversified Realty Corp.	7.500	04-01-17	1,840,000	2,137,442

Dexus Property Group (S)	7.125	10-15-14	1,945,000	2,198,539

Duke Realty LP	8.250	08-15-19	1,120,000	1,379,519

Duke Realty LP	6.750	03-15-20	2,095,000	2,400,493

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	2,620,000	2,731,353

HCP, Inc.	5.375	02-01-21	2,800,000	2,939,208

Health Care REIT, Inc.	6.200	06-01-16	1,835,000	2,053,824

Health Care REIT, Inc.	4.950	01-15-21	1,610,000	1,591,482

Healthcare Realty Trust, Inc.	6.500	01-17-17	2,170,000	2,469,410

Mack-Cali Realty LP	7.750	08-15-19	1,410,000	1,737,543

MPT Operating Partnership LP/MPT
Finance Corp. (S)	6.875	05-01-21	935,000	939,675

Post Apartment Homes LP	4.750	10-15-17	735,000	748,565

Reckson Operating Partnership LP	7.750	03-15-20	735,000	851,556

Simon Property Group LP	10.350	04-01-19	1,495,000	2,110,179

Ventas Realty LP/Ventas Capital Corp.	4.750	06-01-21	1,645,000	1,639,558

Vornado Realty LP	4.250	04-01-15	2,815,000	2,950,934

WEA Finance LLC/WT Finance Australia
Pty, Ltd. (S)	6.750	09-02-19	1,180,000	1,374,220

Weyerhaeuser Co.	7.375	03-15-32	2,830,000	3,159,041

Real Estate Management & Development 0.08%

Realogy Corp. (S)	7.875	02-15-19	855,000	859,275

Health Care 1.17%				12,710,961

Health Care Equipment & Supplies 0.22%

Alere, Inc.	8.625	10-01-18	750,000	789,375

Alere, Inc.	7.875	02-01-16	1,570,000	1,638,688

See notes to financial statements	Annual report | Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Health Care Providers & Services 0.56%

BioScrip, Inc.	10.250	10-01-15	$1,160,000	$1,204,950

Community Health Systems, Inc.	8.875	07-15-15	1,800,000	1,858,500

Gentiva Health Services, Inc.	11.500	09-01-18	280,000	315,350

Medco Health Solutions, Inc.	7.125	03-15-18	2,225,000	2,673,847

Life Sciences Tools & Services 0.08%

Bio-Rad Laboratories, Inc.	4.875	12-15-20	885,000	898,275

Pharmaceuticals 0.31%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	1,657,387	1,680,176

Valeant Pharmaceuticals International, Inc. (S)	6.875	12-01-18	1,290,000	1,270,650

Valeant Pharmaceuticals International, Inc. (S)	6.750	10-01-17	385,000	381,150

Industrials 5.44%				58,935,567

Aerospace & Defense 0.88%

BE Aerospace, Inc.	8.500	07-01-18	1,200,000	1,329,000

Bombardier, Inc. (S)	7.750	03-15-20	1,015,000	1,146,950

Colt Defense LLC/Colt Finance Corp.	8.750	11-15-17	950,000	831,250

Embraer Overseas, Ltd.	6.375	01-15-20	1,485,000	1,607,513

Huntington Ingalls Industries, Inc. (S)	7.125	03-15-21	1,170,000	1,221,188

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	940,000	1,034,000

TransDigm, Inc. (S)	7.750	12-15-18	2,220,000	2,358,750

Airlines 2.04%

America West Airlines 2000-1
Pass Through Trust	8.057	07-02-20	827,278	860,369

Continental Airlines 1998-1 Class A
Pass Through Trust	6.648	09-15-17	787,107	832,365

Continental Airlines 1999-1 Class A
Pass Through Trust	6.545	02-02-19	554,311	584,133

Continental Airlines 2000-2 Class B
Pass Through Trust	8.307	04-02-18	502,012	503,920

Continental Airlines 2007-1 Class A
Pass Through Trust	5.983	04-19-22	2,026,616	2,084,983

Delta Air Lines 2002-1 Class G-1
Pass Through Trust	6.718	01-02-23	2,594,961	2,633,885

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	2,550,916	2,652,952

Delta Air Lines 2010-1 Class A
Pass Through Trust	7.027	11-01-19	1,550,419	1,581,427

Delta Air Lines 2010-1 Class A
Pass Through Trust	6.200	07-02-18	899,346	926,326

Delta Air Lines 2011-1 Class A
Pass Through Trust	5.300	04-15-19	940,000	942,350

Delta Air Lines, Inc. (S)	9.500	09-15-14	1,289,000	1,388,898

Northwest Airlines 2002-1 Class G-2
Pass Through Trust	6.264	11-20-21	2,231,159	2,267,527

U.S. Airways 2010-1 Class A
Pass Through Trust	6.250	04-22-23	1,645,000	1,595,650

United Air Lines 2009-1 Pass Through Trust	10.400	11-01-16	722,751	822,996

United Air Lines 2009-2A Pass Through Trust	9.750	01-15-17	1,771,875	2,028,797

United Air Lines, Inc. (S)	9.875	08-01-13	360,000	384,300

18	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Building Products 0.47%

Masco Corp.	7.125	03-15-20	$1,255,000	$1,311,101

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	1,800,000	1,894,500

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	1,840,000	1,952,608

Commercial Services & Supplies 0.35%

International Lease Finance Corp. (S)	7.125	09-01-18	1,260,000	1,379,700

Garda World Security Corp. (S)	9.750	03-15-17	410,000	438,700

Steelcase, Inc.	6.375	02-15-21	1,905,000	1,992,752

Construction & Engineering 0.13%

Tutor Perini Corp. (S)	7.625	11-01-18	1,375,000	1,366,406

Electrical Equipment 0.08%

Coleman Cable, Inc.	9.000	02-15-18	810,000	858,600

Industrial Conglomerates 0.34%

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	355,000	359,970

Odebrecht Finance, Ltd. (S)	7.000	04-21-20	1,120,000	1,232,000

Textron, Inc.	5.600	12-01-17	1,945,000	2,099,758

Machinery 0.12%

Pentair, Inc.	5.000	05-15-21	1,240,000	1,252,538

Marine 0.21%

Navios Maritime Holdings, Inc./Navios Maritime
Finance II U.S., Inc. (S)	8.125	02-15-19	945,000	945,000

Navios South American Logistics, Inc./Navios
Logistics Finance (S)	9.250	04-15-19	1,295,000	1,320,900

Road & Rail 0.54%

Kansas City Southern de Mexico SA de CV	8.000	02-01-18	1,315,000	1,456,363

The Hertz Corp. (S)	6.750	04-15-19	2,505,000	2,530,050

Western Express, Inc. (S)	12.500	04-15-15	1,930,000	1,876,925

Trading Companies & Distributors 0.09%

Aircastle, Ltd.	9.750	08-01-18	905,000	1,020,388

Transportation Infrastructure 0.19%

Asciano Finance, Ltd. (S)	4.625	09-23-20	2,075,000	2,027,779

Information Technology 0.54%				5,876,350

IT Services 0.30%

Brightstar Corp. (S)	9.500	12-01-16	2,275,000	2,434,250

Equinix, Inc.	8.125	03-01-18	765,000	826,200

Software 0.24%

Vangent, Inc.	9.625	02-15-15	2,590,000	2,615,900

Materials 4.78%				51,875,603

Chemicals 0.94%

American Pacific Corp.	9.000	02-01-15	1,000,000	980,000

Braskem Finance, Ltd. (S)	7.000	05-07-20	3,780,000	4,156,110

Fufeng Group, Ltd. (S)	7.625	04-13-16	1,375,000	1,295,938

Incitec Pivot Finance LLC (S)	6.000	12-10-19	1,370,000	1,478,670

Nalco Company (S)	6.625	01-15-19	735,000	763,481

Sterling Chemicals, Inc.	10.250	04-01-15	1,490,000	1,538,425

See notes to financial statements	Annual report | Bond Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Construction Materials 0.12%

Building Materials Corp. of America (S)	6.750	05-01-21	$945,000	$952,088

Severstal Columbus LLC	10.250	02-15-18	370,000	410,700

Containers & Packaging 0.60%

Graphic Packaging International, Inc.	9.500	06-15-17	835,000	931,025

Graphic Packaging International, Inc.	7.875	10-01-18	410,000	446,900

Polymer Group, Inc. (S)	7.750	02-01-19	380,000	391,400

Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04-01-16	650,000	667,063

Temple-Inland, Inc.	6.625	01-15-18	3,085,000	3,445,041

U.S. Corrugated, Inc.	10.000	06-12-13	605,000	595,925

Metals & Mining 2.35%

Alcoa, Inc.	5.400	04-15-21	1,075,000	1,101,384

Allegheny Technologies, Inc.	9.375	06-01-19	1,205,000	1,573,070

Allegheny Technologies, Inc.	5.950	01-15-21	570,000	624,580

ArcelorMittal	9.850	06-01-19	1,470,000	1,893,282

ArcelorMittal	6.750	03-01-41	1,110,000	1,119,112

Cliffs Natural Resources, Inc.	6.250	10-01-40	1,230,000	1,256,622

Commercial Metals Company	7.350	08-15-18	1,395,000	1,543,132

Gerdau Trade, Inc. (S)	5.750	01-30-21	1,345,000	1,348,363

JMC Steel Group (S)	8.250	03-15-18	725,000	748,563

Metinvest BV (S)	8.750	02-14-18	1,755,000	1,860,142

Rain CII Carbon LLC/CII Carbon Corp. (S)	8.000	12-01-18	2,225,000	2,386,313

Taseko Mines, Ltd.	7.750	04-15-19	495,000	502,425

Teck Resources, Ltd.	10.750	05-15-19	4,315,000	5,496,016

Thompson Creek Metals Company, Inc. (S)	7.375	06-01-18	630,000	637,088

Vale Overseas, Ltd.	6.875	11-10-39	1,365,000	1,509,908

Winsway Coking Coal Holding, Ltd. (S)	8.500	04-08-16	1,890,000	1,847,475

Paper & Forest Products 0.77%

Georgia-Pacific LLC (S)	5.400	11-01-20	3,320,000	3,451,426

International Paper Company	9.375	05-15-19	1,650,000	2,167,935

Mercer International, Inc.	9.500	12-01-17	425,000	465,906

Verso Paper Holdings LLC/Verso Paper, Inc. (S)	8.750	02-01-19	410,000	410,000

Westvaco Corp.	7.950	02-15-31	1,725,000	1,880,095

Telecommunication Services 1.65%				17,916,738

Diversified Telecommunication Services 0.82%

Affinion Group Holdings, Inc. (S)	11.625	11-15-15	1,055,000	1,068,188

Axtel SAB de CV (S)	9.000	09-22-19	705,000	699,713

Frontier Communications Corp.	8.500	04-15-20	2,390,000	2,620,038

Telecom Italia Capital SA	7.721	06-04-38	1,030,000	1,101,850

Telecom Italia Capital SA	7.200	07-18-36	1,490,000	1,515,084

West Corp.	11.000	10-15-16	1,780,000	1,911,275

Wireless Telecommunication Services 0.83%

America Movil SAB de CV	5.000	03-30-20	1,780,000	1,883,733

Bakrie Telecom Pte, Ltd. (S)	11.500	05-07-15	1,620,000	1,692,900

NII Capital Corp.	10.000	08-15-16	940,000	1,078,650

NII Capital Corp.	8.875	12-15-19	1,655,000	1,832,913

SBA Telecommunications, Inc.	8.000	08-15-16	595,000	646,319

SBA Tower Trust (S)	5.101	04-15-17	1,790,000	1,866,075

20	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Utilities 3.04%				$32,972,086

Electric Utilities 1.29%

BVPS II Funding Corp.	8.890	06-01-17	$1,806,000	2,053,285

Commonwealth Edison Company	5.800	03-15-18	1,955,000	2,217,740

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,395,000	2,608,931

ITC Holdings Corp. (S)	5.500	01-15-20	1,670,000	1,806,447

NV Energy, Inc.	6.250	11-15-20	1,055,000	1,100,663

PNPP II Funding Corp.	9.120	05-30-16	748,000	840,011

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%)	6.700	03-30-67	1,785,000	1,771,613

W3A Funding Corp.	8.090	01-02-17	1,548,591	1,559,338

Independent Power Producers & Energy Traders 0.74%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	1,826,000	1,918,324

Exelon Generation Company LLC	6.250	10-01-39	1,155,000	1,199,625

Ipalco Enterprises, Inc. (S)	5.000	05-01-18	1,870,000	1,884,025

NRG Energy, Inc.	8.250	09-01-20	1,450,000	1,486,250

NRG Energy, Inc.	7.625	01-15-18	1,570,000	1,585,700

Multi-Utilities 0.64%

CMS Energy Corp.	6.250	02-01-20	2,885,000	3,145,925

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	2,605,000	2,578,950

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	1,210,000	1,225,125

Water Utilities 0.37%

Cia de Saneamento Basico do Estado de
Sao Paulo (S)	6.250	12-16-20	1,215,000	1,242,338

Midwest Generation LLC, Series B	8.560	01-02-16	1,876,901	1,961,362

Salton Sea Funding Corp., Series F	7.475	11-30-18	730,323	786,434

U.S. Government & Agency Obligations 25.40%				$275,533,263

(Cost $271,596,457)

U.S. Government 4.37%				47,411,765

U.S. Treasury
Bond	4.750	02-15-41	$22,520,000	24,589,025
Note (L)	3.125	05-15-21	7,595,000	7,642,469
Note	2.250	03-31-16	195,000	200,850
Note	2.125	02-29-16	5,120,000	5,250,401
Note	2.000	04-30-16	6,225,000	6,327,588
Strip	Zero	11-15-30	7,940,000	3,401,432

U.S. Government Agency 21.03%				228,121,498

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	6.500	06-01-37	239,834	270,019
30 Yr Pass Thru Ctf	6.500	10-01-37	446,817	503,053
30 Yr Pass Thru Ctf	6.500	11-01-37	898,347	1,011,833
30 Yr Pass Thru Ctf	6.500	12-01-37	692,016	779,113
30 Yr Pass Thru Ctf	6.500	02-01-38	211,951	238,726
30 Yr Pass Thru Ctf	6.500	03-01-38	830,569	935,104
30 Yr Pass Thru Ctf	6.500	04-01-38	587,215	661,122
30 Yr Pass Thru Ctf	6.500	04-01-39	10,650,048	11,990,457
30 Yr Pass Thru Ctf	6.500	09-01-39	691,802	778,872
30 Yr Pass Thru Ctf	5.000	07-01-35	1,610,245	1,719,771
30 Yr Pass Thru Ctf	4.000	09-01-40	12,748,774	12,842,959

See notes to financial statements	Annual report | Bond Fund	21

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.500	07-01-25	$4,914,766	$5,212,153
15 Yr Pass Thru Ctf	4.000	06-01-24	23,165,600	24,271,832
15 Yr Pass Thru Ctf	4.000	07-01-24	11,494,771	12,043,683
30 Yr Pass Thru Ctf	6.500	09-01-37	921,621	1,039,308
30 Yr Pass Thru Ctf	6.500	01-01-39	16,171,816	18,236,881
30 Yr Pass Thru Ctf	6.500	03-01-39	762,189	860,350
30 Yr Pass Thru Ctf	6.500	06-01-39	5,631,631	6,357,803
30 Yr Pass Thru Ctf	6.000	07-01-38	11,664,920	12,884,880
30 Yr Pass Thru Ctf	5.500	09-01-34	8,329,774	9,066,253
30 Yr Pass Thru Ctf	5.500	05-01-35	12,428,710	13,531,481
30 Yr Pass Thru Ctf	5.500	12-01-36	5,309,411	5,763,911
30 Yr Pass Thru Ctf	5.000	TBA	20,156,000	21,455,324
30 Yr Pass Thru Ctf	5.000	11-01-33	2,520,382	2,697,327
30 Yr Pass Thru Ctf	5.000	09-01-40	30,357,505	32,322,756
30 Yr Pass Thru Ctf	4.000	03-01-39	18,020,389	18,223,209
30 Yr Pass Thru Ctf	4.000	10-01-40	8,370,098	8,449,918
30 Yr Pass Thru Ctf	4.000	11-01-40	3,940,746	3,973,400

Foreign Government Obligations 0.42%				$4,557,005

(Cost $4,445,153)

Hungary 0.15%				1,602,720
Republic of Hungary	7.625	03-29-41	$1,484,000	1,602,720

United Kingdom 0.27%				2,954,285
Government of United Kingdom (GBP)(D)	4.750	03-07-20	1,607,000	2,954,285

Convertible Bonds 0.34%				$3,718,119

(Cost $2,253,625)

Consumer Discretionary 0.21%				2,242,519

Media 0.21%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	$1,455,000	2,242,519

Industrials 0.13%				1,475,600

Airlines 0.13%

US Airways Group, Inc.	7.250	05-15-14	680,000	1,475,600

Municipal Bonds 0.10%				$1,072,588

(Cost $913,588)

California 0.10%				1,072,588
State of California	7.600	11-01-40	$905,000	1,072,588

Term Loans (M) 0.82%				$8,906,425

(Cost $9,004,762)

Consumer Discretionary 0.66%				7,171,983

Automobiles 0.18%

Chrysler Group LLC (T)	—	06-02-17	$2,000,000	1,988,426

Hotels, Restaurants & Leisure 0.36%

CCM Merger, Inc.	7.000	03-01-17	800,000	810,800

East Valley Tourist Development Authority	12.000	08-06-12	831,711	688,241

Kalispel Tribal Economic Authority	7.500	02-22-17	2,400,000	2,364,000

22	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Media 0.12%

Vertis, Inc.	11.750	12-31-15	$1,408,550	$1,320,516

Financials 0.16%				1,734,442

Real Estate Investment Trusts 0.08%

iStar Financial, Inc.	7.000	06-30-14	880,000	886,442

Real Estate Management & Development 0.08%

Realogy Corp.	13.500	10-15-17	800,000	848,000

Capital Preferred Securities 1.65%				$17,934,061

(Cost $17,198,985)

Financials 1.65%				17,934,061

Capital Markets 0.50%

State Street Capital Trust III (P)(Q)	5.300	07-25-11	$2,075,000	2,076,411

State Street Capital Trust IV (P)	1.310	06-15-37	4,005,000	3,383,520

Commercial Banks 0.92%

Allfirst Preferred Capital Trust (P)	1.778	07-15-29	1,305,000	1,149,071

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	3,425,000	3,399,313

PNC Preferred Funding Trust III (8.700%
to 3-15-13 then 3 month LIBOR +
5.226%) (Q)(S)	8.700	03-15-13	3,330,000	3,554,342

Sovereign Capital Trust VI	7.908	06-13-36	1,840,000	1,923,104

Insurance 0.23%

MetLife Capital Trust X (9.250% to 4-8-38
then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	710,000	901,700

ZFS Finance USA Trust II (6.450% to 6-15-16
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	1,480,000	1,546,600

Collateralized Mortgage Obligations 13.77%				$149,324,809

(Cost $144,601,139)

Commercial & Residential 11.97%				129,854,246
American Home Mortgage Assets
Series 2006-6, Class A1A (P)	0.384	12-25-46	$2,261,904	1,178,192
Series 2006-6, Class XP IO	2.354	12-25-46	25,414,772	1,679,614

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	2,875,000	3,073,011
Series 2007-1A, Class D (S)	5.957	04-15-37	3,175,000	3,387,807

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.769	05-10-45	2,380,000	2,517,024
Series 2006-4, Class AM	5.675	07-10-46	2,375,000	2,456,980
Series 2006-3, Class A4 (P)	5.889	07-10-44	2,620,000	2,890,255

Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.571	04-25-35	1,136,192	63,406

Bear Stearns Commercial Mortgage
Securities, Inc. Series 2006-PW14, Class D (S)	5.412	12-11-38	2,480,000	1,471,595

Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.729	03-15-49	3,350,000	3,731,205

Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2005-CD1, Class C (P)	5.220	07-15-44	1,030,000	953,729

Commercial Mortgage Pass Through
Certificates Series 2007-C9, Class A4 (P)	5.815	12-10-49	5,595,000	6,238,575

See notes to financial statements	Annual report | Bond Fund	23

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.353	12-25-34	$1,167,315	$152,352

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.401	08-19-34	3,650,173	3,387,346

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.881	07-10-38	2,375,000	2,500,328
Series 2007-GG9, Class C (P)	5.550	03-10-39	1,810,000	1,292,018
Series 2007-GG9, Class A4	5.444	03-10-39	4,670,000	5,057,807

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.717	09-25-35	3,074,005	2,738,951
Series 2004-9, Class B1 (P)	3.479	08-25-34	1,639,123	628,802
Series 2006-AR1, Class 3A1 (P)	5.075	01-25-36	3,692,018	3,314,746

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.264	08-19-45	12,738,595	598,091
Series 2005-8, Class 1X IO	2.378	09-19-35	20,018,433	1,026,193
Series 2007-3, Class ES IO	0.350	05-19-47	83,409,298	550,501
Series 2007-4, Class ES IO	0.350	07-19-47	102,398,592	563,192
Series 2007-6, Class ES IO (S)	0.342	08-19-37	69,315,557	445,006

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	1,110,455	116,533
Series 2005-AR18, Class 1X IO	2.212	10-25-36	32,628,245	1,631,412
Series 2005-AR18, Class 2X IO	1.896	10-25-36	53,455,727	2,672,786
Series 2005-AR5, Class B1 (P)	2.637	05-25-35	1,427,564	25,611

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.870	04-15-45	3,345,000	3,514,192
Series 2007-CB18, Class A4	5.440	06-12-47	4,610,000	5,014,487
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	3,635,000	3,861,841

JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.554	01-25-37	1,512,282	98,138

LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AM	5.455	02-15-40	3,515,000	3,584,216
Series 2006-C6, Class AM	5.413	09-15-39	4,715,000	4,940,214
Series 2006-C4, Class A4 (P)	5.877	06-15-38	4,165,000	4,654,529
Series 2007-C2, Class A3	5.430	02-15-40	4,910,000	5,320,147

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A4 (P)	5.902	06-12-46	4,535,000	5,057,413

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	5.342	10-25-36	3,268,348	3,060,569
Series 2007-3, Class M1 (P)	5.410	09-25-37	1,134,202	724,432
Series 2007-3, Class M2 (P)	5.410	09-25-37	423,970	250,442
Series 2007-3, Class M3 (P)	5.410	09-25-37	300,767	131,686

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	4,875,000	5,215,534
Series 2008-HQ8, Class AM (P)	5.462	03-12-44	4,600,000	4,885,987

Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.669	05-25-35	1,506,961	310,365

Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO	2.563	12-25-45	32,424,588	1,687,975

Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.752	03-25-33	1,948,466	1,331,634

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.779	03-25-44	3,438,485	3,126,903

24	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.630	01-25-45	$44,649,059	$1,973,837
Series 2005-AR12, Class 1A2 (P)	2.724	10-25-35	1,105,336	1,080,637
Series 2005-AR13, Class X IO	1.619	10-25-45	118,537,176	5,757,090
Series 2005-AR19, Class B1 (P)	0.894	12-25-45	2,260,286	394,736
Series 2005-AR8, Class X IO	1.765	07-25-45	31,616,287	1,598,785
Series 2006-AR4, Class 1A1B (P)	1.235	05-25-46	2,176,180	1,255,146
Series 2005-AR13, Class B1 (P)	0.794	10-25-45	3,873,430	790,865
Series 2005-AR6, Class B1 (P)	0.794	04-25-45	4,330,598	664,331

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.102	04-25-35	2,606,125	2,432,533
Series 2006-AR15, Class A3 (P)	5.367	10-25-36	2,687,864	792,514

U.S. Government Agency 1.80%				19,470,563

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10-15-39	2,802,370	563,977
Series 3623, Class LI IO	4.500	01-15-25	2,737,322	291,946
Series 3630, Class BI IO	4.000	05-15-27	1,846,230	217,278
Series 3794, Class PI IO	4.500	02-15-38	3,915,099	637,764

Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04-25-38	4,223,582	702,815
Series 2009-47, Class EI IO	5.000	08-25-19	3,767,975	391,365
Series 2009-50, Class GI IO	5.000	05-25-39	7,109,345	1,414,314
Series 2009-78, Class IB IO	5.000	06-25-39	9,967,330	1,739,689
Series 2010-14, Class AI IO	4.000	08-25-27	5,447,689	577,000
Series 2010-36, Class BI IO	4.000	03-25-28	5,583,650	618,241
Series 398, Class C3 IO	4.500	05-25-39	5,842,585	1,403,089
Series 401, Class C2 IO	4.500	06-25-39	3,839,025	860,059
Series 402, Class 3 IO	4.000	11-25-39	4,421,619	940,188
Series 402, Class 4 IO	4.000	10-25-39	7,760,921	1,606,607
Series 402, Class 7 IO	4.500	11-25-39	7,077,716	1,688,737
Series 407, Class 15 IO	5.000	01-25-40	6,548,543	1,473,422
Series 407, Class 16 IO	5.000	01-25-40	1,713,150	390,769
Series 407, Class 17 IO	5.000	01-25-40	1,377,862	304,370
Series 407, Class 21 IO	5.000	01-25-39	6,114,091	1,253,389
Series 407, Class 7 IO	5.000	03-25-41	4,293,460	1,051,898
Series 407, Class 8 IO	5.000	03-25-41	1,979,174	478,762

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	6,816,025	864,884

Asset Backed Securities 4.89%				$53,071,612

(Cost $52,870,230)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.554	09-25-34	$1,597,882	1,414,335

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.614	03-25-35	1,652,918	1,410,872

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.541	02-28-41	1,734,049	1,492,438

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.434	07-25-36	2,580,449	2,209,016

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.644	05-25-35	1,725,000	1,573,500
Series 2006-NC4, Class A5 (P)	0.254	10-25-36	674,512	546,165

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.344	10-25-36	3,223,398	3,023,696

See notes to financial statements	Annual report | Bond Fund	25

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities (continued)

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A–5	8.100	08-15-25	$172,131	$170,310

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.374	06-25-36	2,946,105	2,524,385

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1 (P)	0.634	04-25-36	3,073,905	2,792,071

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	3,715,000	3,789,300
Series 2007-1, Class A2 (S)	5.261	04-25-37	3,180,000	3,227,700

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.704	06-25-35	1,300,000	1,186,354

FUEL Trust Series 2011-1 (S)	4.207	04-15-16	605,000	621,354

Leaf Capital Funding SPE A LLC
Series 2010-A, Class B (P)(S)	5.198	12-15-20	655,000	655,000
Series 2010-A, Class C (P)(S)	7.198	12-15-20	977,292	977,292
Series 2010-A, Class D (P)(S)	10.198	12-15-20	782,292	782,292
Series 2010-A, Class E1 (P)(S)	14.698	12-15-20	861,959	861,959

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	1,964,864	1,918,666

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.564	09-25-36	2,615,000	2,326,053
Series 2005-WMC1, Class M1 (P)	0.694	09-25-35	1,475,398	1,351,747

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.644	03-25-35	1,495,000	1,131,086

Novastar Home Equity Loan Series 2004-4,
Class M3 (P)	1.274	03-25-35	2,720,000	2,481,119

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.824	02-25-35	3,650,000	3,082,465
Series 2005-WCH1, Class M2 (P)	0.714	01-25-36	3,450,000	3,233,868

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	356,231	355,256
Series 2005-2, Class AF4	4.934	08-25-35	2,365,000	1,979,488

Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.604	05-25-35	3,642,533	3,364,550

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,570,000	2,589,275

			Shares	Value
Preferred Securities 0.96%				$10,395,283

(Cost $10,285,141)

Consumer Discretionary 0.12%				1,296,000

Hotels, Restaurants & Leisure 0.12%

Greektown Superholdings, Inc., Series A (I)			17,280	1,296,000

Consumer Staples 0.18%				1,950,821

Food & Staples Retailing 0.18%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)			23,250	1,950,821

26	Bond Fund | Annual report	See notes to financial statements

			Shares	Value
Energy 0.12%				$1,265,467

Oil, Gas & Consumable Fuels 0.12%

Apache Corp., Series D, 6.000% (L)			19,021	1,265,467

Financials 0.52%				5,691,370

Consumer Finance 0.11%

Ally Financial, Inc., 7.300%			48,470	1,175,398

Diversified Financial Services 0.41%

Bank of America Corp., Series MER, 8.625%			89,220	2,356,300

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%)			16,000	446,080

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)			65,230	1,713,592

Utilities 0.02%				191,625

Electric Utilities 0.02%

PPL Corp., 8.750%			3,500	191,625

			Shares	Value
Common Stocks 0.01%				$62,393

(Cost $97,862)

Consumer Discretionary 0.01%				62,393
Greektown Superholdings, Inc. (I)			885	62,393

		Yield (%)	Shares	Value
Securities Lending Collateral 0.67%				$7,295,153

(Cost $7,295,252)

John Hancock Collateral Investment Trust (W)		0.2531 (Y)	728,925	7,295,153

		Maturity
	Yield* (%)	date	Par value	Value
Short-Term Investments 4.17%				$45,200,000

(Cost $45,200,000)

U.S. Government & Agency
Obligations 4.17%				45,200,000
Federal Home Loan Bank Discount Notes	0.010	06-01-11	$45,200,000	45,200,000

Total investments (Cost $1,060,373,901)† 101.93%			$1,105,583,346

Other assets and liabilities, net (1.93%)				($20,894,099)

Total net assets 100.00%			$1,084,689,247

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
BRL — Brazilian Real
GBP — Pound Sterling

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

See notes to financial statements	Annual report | Bond Fund	27

Notes to Schedule of Investments (continued)

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 5-31-11.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $218,443,363 or 20.14% of the Fund’s net assets as of 5-31-11.

(T) All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-11.

* Yield represets the annualized yield at the date of purchase.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,061,581,043. Net unrealized appreciation aggregated $44,002,303, of which $69,203,285 related to appreciated investment securities and $25,200,982 related to depreciated investment securities.

28	Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,053,078,649)
including $7,162,488 of securities loaned (Note 2)	$1,098,288,193
Investments in affiliated issuers, at value (Cost $7,295,252) (Note 2)	7,295,153

Total investments, at value (Cost $1,060,373,901)	1,105,583,346
Cash	78,410
Cash held at broker for futures contracts	80,025
Receivable for investments sold	3,015,171
Receivable for fund shares sold	2,688,002
Receivable for forward foreign currency exchange contracts (Note 3)	77,953
Dividends and interest receivable	12,232,133
Receivable for securities lending income	519
Other receivables and prepaid expenses	121,979

Total assets	1,123,877,538

Liabilities

Payable for investments purchased	6,338,364
Payable for delayed delivery securities purchased	22,934,143
Payable for forward foreign currency exchange contracts (Note 3)	126,665
Payable for fund shares repurchased	1,209,010
Payable upon return of securities loaned (Note 2)	7,294,738
Payable for futures variation margin (Note 3)	5,562
Distributions payable	834,411
Payable to affiliates
Accounting and legal services fees	12,408
Transfer agent fees	144,848
Distribution and service fees	59,764
Trustees’ fees	69,439
Other liabilities and accrued expenses	158,939

Total liabilities	39,188,291

Net assets

Capital paid-in	$1,050,306,726
Undistributed net investment income	1,074,470
Accumulated net realized loss on investments, futures contracts, foreign
currency transactions and swap contracts	(11,798,674)
Net unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and translation of assets and liabilities in
foreign currencies	45,106,725

Net assets	$1,084,689,247

See notes to financial statements	Annual report | Bond Fund	29

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($911,688,627 ÷ 57,475,210 shares)	$15.86
Class B ($27,790,682 ÷ 1,752,160 shares)[1]	$15.86
Class C ($71,413,476 ÷ 4,501,877 shares)[1]	$15.86
Class I ($73,796,462 ÷ 4,652,207 shares)	$15.86

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$16.61

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

30	Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$62,787,475
Dividends	586,957
Securities lending	4,039

Total investment income	63,378,471

Expenses

Investment management fees (Note 5)	5,042,013
Distribution and service fees (Note 5)	3,465,412
Accounting and legal services fees (Note 5)	148,374
Transfer agent fees (Note 5)	1,705,641
Trustees’ fees (Note 5)	82,347
State registration fees	84,479
Printing and postage	112,805
Professional fees	101,279
Custodian fees	146,676
Registration and filing fees	30,353
Other	33,468

Total expenses	10,952,847

Net investment income	52,425,624

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,015,243
Investments in affiliated issuers	514
Futures contracts (Note 3)	(423,702)
Swap contracts (Note 3)	107,109
Foreign currency transactions	153,805
13,852,969
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	44,814,550
Investments in affiliated issuers	(99)
Futures contracts (Note 3)	(8,455)
Swap contracts (Note 3)	150,513
Translation of assets and liabilities in foreign currencies	(46,653)

44,909,856

Net realized and unrealized gain	58,762,825

Increase in net assets from operations	$111,188,449

See notes to financial statements	Annual report | Bond Fund	31

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-11	5-31-10
Increase (decrease) in net assets

From operations
Net investment income	$52,425,624	$56,741,148
Net realized gain	13,852,969	14,393,993
Change in net unrealized appreciation (depreciation)	44,909,856	106,247,885

Increase in net assets resulting from operations	111,188,449	177,383,026

Distributions to shareholders
From net investment income
Class A	(48,723,911)	(52,254,887)
Class B	(1,335,131)	(1,641,832)
Class C	(2,798,851)	(2,007,184)
Class I	(3,056,347)	(1,597,695)
Class R1	—	(12,611)

Total distributions	(55,914,240)	(57,514,209)

From Fund share transactions (Note 6)	114,659,284	35,308,269

Total increase	169,933,493	155,177,086

Net assets

Beginning of year	914,755,754	759,578,668

End of year	$1,084,689,247	$914,755,754

Undistributed net investment income	$1,074,470	$1,925,648

32	Bond Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of year	$15.00	$12.96	$14.31	$14.75	$14.51
Net investment income[1]	0.81	0.97	0.87	0.81	0.75
Net realized and unrealized gain (loss) on investments	0.92	2.05	(1.34)	(0.43)	0.26
Total from investment operations	1.73	3.02	(0.47)	0.38	1.01
Less distributions
From net investment income	(0.87)	(0.98)	(0.88)	(0.82)	(0.77)
Net asset value, end of year	$15.86	$15.00	$12.96	$14.31	$14.75
Total return (%)[2]	11.78	23.83[3]	(3.02)	2.57	7.08

Ratios and supplemental data

Net assets, end of year (in millions)	$912	$819	$686	$824	$870
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.08	1.16[4]	1.05	1.05
Expenses net of fee waivers and credits	1.05	1.07	1.16[4]	1.05	1.05
Net investment income	5.24	6.71	6.71	5.54	5.11
Portfolio turnover (%)	73	88	90	90	106

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of year	$15.00	$12.95	$14.31	$14.75	$14.51
Net investment income[1]	0.70	0.86	0.77	0.71	0.65
Net realized and unrealized gain (loss) on investments	0.92	2.07	(1.34)	(0.43)	0.26
Total from investment operations	1.62	2.93	(0.57)	0.28	0.91
Less distributions
From net investment income	(0.76)	(0.88)	(0.79)	(0.72)	(0.67)
Net asset value, end of year	$15.86	$15.00	$12.95	$14.31	$14.75
Total return (%)[2]	11.00	23.05[3]	(3.77)	1.86[3]	6.33

Ratios and supplemental data

Net assets, end of year (in millions)	$28	$25	$28	$42	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.78	1.86[4]	1.76	1.75
Expenses net of fee waivers and credits	1.75	1.77	1.86[4]	1.75	1.75
Net investment income	4.53	6.01	5.96	4.82	4.40
Portfolio turnover (%)	73	88	90	90	106

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Bond Fund	33

CLASS C SHARES Period ended	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of year	$15.00	$12.96	$14.31	$14.75	$14.51
Net investment income[1]	0.70	0.86	0.78	0.71	0.65
Net realized and unrealized gain (loss) on investments	0.92	2.06	(1.34)	(0.43)	0.26
Total from investment operations	1.62	2.92	(0.56)	0.28	0.91
Less distributions
From net investment income	(0.76)	(0.88)	(0.79)	(0.72)	(0.67)
Net asset value, end of year	$15.86	$15.00	$12.96	$14.31	$14.75
Total return (%)[2]	11.00	22.98[3]	(3.70)	1.86	6.33

Ratios and supplemental data

Net assets, end of year (in millions)	$71	$40	$26	$29	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.78	1.86[4]	1.75	1.75
Expenses net of fee waivers and credits	1.75	1.77	1.86[4]	1.75	1.75
Net investment income	4.50	5.98	6.02	4.86	4.41
Portfolio turnover (%)	73	88	90	90	106

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of year	$14.99	$12.96	$14.31	$14.74	$14.51
Net investment income[1]	0.88	1.03	0.93	0.88	0.81
Net realized and unrealized gain (loss) on investments	0.92	2.05	(1.35)	(0.43)	0.25
Total from investment operations	1.80	3.08	(0.42)	0.45	1.06
Less distributions
From net investment income	(0.93)	(1.05)	(0.93)	(0.88)	(0.83)
Net asset value, end of year	$15.86	$14.99	$12.96	$14.31	$14.74
Total return (%)	12.33	24.31	(2.60)	3.01	7.53

Ratios and supplemental data

Net assets, end of year (in millions)	$74	$30	$19	$22	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62	0.63	0.70[2]	0.62	0.62
Expenses net of fee waivers and credits	0.62	0.63	0.70[2]	0.62	0.62
Net investment income	5.64	7.13	7.22	6.08	5.54
Portfolio turnover (%)	73	88	90	90	106

1 Based on the average daily shares outstanding.
2 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

34	Bond Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Bond Fund (the Fund) is a diversified series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with prudent investment risk.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R1 shares converted into Class A shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Bond Fund	35

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 5-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$528,512,635	—	$526,310,381	$2,202,254
U.S. Government & Agency
Obligations	275,533,263	—	275,533,263	—
Foreign Government
Obligations	4,557,005	—	4,557,005	—
Convertible Bonds	3,718,119	—	3,718,119	—
Municipal Bonds	1,072,588	—	1,072,588	—
Term Loans	8,906,425	—	8,906,425	—
Capital Preferred Securities	17,934,061	—	17,934,061	—
Collateralized Mortgage
Obligations	149,324,809	—	139,517,500	9,807,309
Asset Backed Securities	53,071,612	—	47,205,794	5,865,818
Preferred Securities	10,395,283	$7,148,462	3,246,821	—
Common Stocks	62,393	—	62,393	—
Securities Lending Collateral	7,295,153	7,295,153	—	—
Short-Term Investments	45,200,000	—	45,200,000	—

Total Investments
in Securities	$1,105,583,346	$14,443,615	$1,073,264,350	$17,875,381
Other Financial Instruments
Futures	($55,308)	($55,308)	—	—
Forward Foreign Currency
Contracts	($48,712)	—	($48,712)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
		MORTGAGE	ASSET BACKED
	CORPORATE BONDS	OBLIGATIONS	SECURITIES	TOTAL

Balance as of 5-31-10	$514,250	$6,213,054	—	$6,727,304
Realized gain (loss)	(1,071,981)	—	—	(1,071,981)
Change in unrealized
appreciation (depreciation)	1,049,656	700,559	$19,275	1,769,490
Purchases	1,187,925	3,952,168	5,846,543	10,986,636
Sales	(127,196)	(161,849)	—	(289,045)
Transfer into Level 3	649,600	—	—	649,600
Transfer out of Level 3	—	(896,623)	—	(896,623)
Balance as of 5-31-11	$2,202,254	$9,807,309	$5,865,818	$17,875,381
Change in unrealized at
year end*	$1,049,656	$700,559	$19,275	$1,769,490

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

36	Bond Fund | Annual report

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

Annual report | Bond Fund	37

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

At May 31, 2011, the Fund had $5,060,000 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

38	Bond Fund | Annual report

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended May 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $7,201,777 available to offset future net realized capital gain as of May 31, 2011. Net capital losses of $3,270,239, that are the result of security transactions occurring after October 31, 2010, are treated as occurring on June 1, 2011, the first day of the Fund’s next taxable year. The following table details the capital loss carryforward available as of May 31, 2011:

CAPITAL LOSS CARRYFOWARD EXPIRING AT MAY 31
2015	2017	2018

$5,290,107	$939,453	$972,217

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2011 and May 31, 2010 was as follows:

	MAY 31, 2011	MAY 31, 2010

Ordinary Income	$55,914,240	$57,514,209

Annual report | Bond Fund	39

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2011, the components of distributable earnings on a tax basis included $1,954,248 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and distributions payable.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the year ended May 31, 2011, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at May 31, 2011. During the year ended May 31, 2011, the Fund held futures contracts with absolute notional values ranging from $21.9 million to $23.1 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE	(DEPRECIATION)

U.S. Treasury 30-Year	50	Long	Sep 2011	$6,242,188	$42,827
Bond Futures

U.S. Treasury 5-Year	136	Short	Sep 2011	(16,203,125)	(98,135)
Note Futures

Total					($55,308)

40	Bond Fund | Annual report

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the year ended May 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2011. During the year ended May 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging up to $8.7 million, as measured at each quarter end.

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
GBP	1,754,485	$2,807,176	Royal Bank of	6-30-11	$77,953
			Scotland PLC
Sells
GBP	3,678,834	$5,922,923	Royal Bank of Canada	6-30-11	($126,665)

Currency Abbreviation

GBP   Pound Sterling

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, or including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Annual report | Bond Fund	41

The Fund used CDS as a Seller of protection during the year ended May 31, 2011 to take a long position in the exposure of the benchmark credit. During year ended May 31, 2011, the Fund acted as a Seller on credit default swap contracts with total USD notional amounts ranging up to $5 million, as measured at each quarter end. There were no open credit default swap contracts at May 31, 2011.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward foreign	$77,953	($126,665)
contracts	forward foreign currency	currency contracts
	exchange contracts

Interest rate contracts	Receivable/payable	Futures†	42,827	(98,135)
	for futures
Total			$120,780	($224,800)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the year end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2011:

	STATEMENT OF			FOREIGN
	OPERATIONS	FUTURES	SWAP	CURRENCY
RISK	LOCATION	CONTRACTS	CONTRACTS	TRANSACTIONS*	TOTAL

Credit contracts	Net realized gain on	—	$107,109	—	$107,109

Foreign exchange	Net realized loss on	—	—	($102,676)	(102,676)
contracts

Interest rate	Net realized loss on	($423,702)	—	—	(423,702)
contracts

Total		($423,702)	$107,109	($102,676)	($419,269)

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2011:

				TRANSLATION
				OF ASSETS AND
				LIABILITIES
	STATEMENT OF OPERATIONS	FUTURES	SWAP	IN FOREIGN
RISK	LOCATION	CONTRACTS	CONTRACTS	CURRENCIES*	TOTAL

Credit contracts	Change in net	—	$150,513	—	$150,513
	unrealized appreciation
	(depreciation) of

Foreign exchange	Change in net	—	—	($48,712)	(48,712)
contracts	unrealized appreciation
	(depreciation) of

42	Bond Fund | Annual report

				TRANSLATION
				OF ASSETS AND
				LIABILITIES
	STATEMENT OF OPERATIONS	FUTURES	SWAP	IN FOREIGN
RISK	LOCATION	CONTRACTS	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in net	($8,455)	—	—	(8,455)
contracts	unrealized appreciation
	(depreciation) of

Total		($8,455)	$150,513	($48,712)	$93,346

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser. Effective July 1, 2011, under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.475% of the next $500,000,000, (c) 0.450% of the next $500,000,000, (d) 0.450% of the next $500,000,000, (e) 0.400% of the next $500,000,000 and (f) 0.350% in excess of $2,500,000,000. Prior to July 1, 2011, under the investment management contract, the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net assets, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2011 were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

The adviser has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses for Class A, Class B and Class C shares by 0.05% of the fund’s average daily net assets. These fee waivers and/or reimbursements expire on September 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each

Annual report | Bond Fund	43

share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended May 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

A	0.30%
B	1.00%
C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,054,364 for the year ended May 31, 2011. Of this amount, $126,882 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $774,166 was paid as sales commissions to broker-dealers and $153,316 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2011, CDSCs received by the Distributor amounted to $42,695 and $22,808 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for all classes, based on each class’s average daily net assets.

44	Bond Fund | Annual report

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended May 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$2,617,794	$1,531,952
B	273,617	48,039
C	574,001	100,892
I	—	24,758
Total	$3,465,412	$1,705,641

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the year ended May 31, 2011 and for the year ended May 31, 2010 were as follows:

	Year ended 5-31-11		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	9,889,295	$153,458,680	5,473,098	$79,676,983
Exchanged from Class R1	—	—	14,796	205,314
Distributions reinvested	2,588,938	40,333,248	2,963,598	42,915,466
Repurchased	(9,620,544)	(149,583,699)	(6,750,531)	(97,368,056)

Net increase	2,857,689	$44,208,229	1,700,961	$25,429,707

Class B shares

Sold	697,978	$10,825,552	550,876	$7,958,822
Distributions reinvested	59,738	930,072	81,377	1,175,109
Repurchased	(667,963)	(10,357,462)	(1,126,474)	(16,213,145)

Net increase (decrease)	89,753	$1,398,162	(494,221)	($7,079,214)

Class C shares

Sold	2,603,193	$40,414,359	1,098,013	$15,949,073
Distributions reinvested	103,551	1,615,160	77,009	1,118,509
Repurchased	(889,822)	(13,842,555)	(522,380)	(7,578,893)

Net increase	1,816,922	$28,186,964	652,642	$9,488,689

Class I shares

Sold	4,029,728	$62,449,472	1,115,153	$16,434,028
Distributions reinvested	132,047	2,060,159	47,762	691,805
Repurchased	(1,531,779)	(23,643,702)	(601,483)	(8,775,707)

Net increase	2,629,996	$40,865,929	561,432	$8,350,126

Annual report | Bond Fund	45

		Year ended 5-31-11	Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	—	—	7,840	$105,554
Exchanged for Class A	—	—	(14,793)	(205,314)
Distributions reinvested	—	—	120	1,617
Repurchased	—	—	(56,536)	(782,896)

Net increase (decrease)	—	—	(63,369)	($881,039)

Net increase	7,394,360	$114,659,284	2,357,445	$35,308,269

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $626,926,302 and $493,292,894, respectively, for the year ended May 31, 2011. Purchases and sales of U.S. Treasury obligations aggregated $219,912,451 and $224,477,712, respectively, for the year ended May 31, 2011.

46	Bond Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and
Shareholders of John Hancock Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Bond Fund (the “Fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2011

Annual report | Bond Fund	47

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2011.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended May 31, 2011.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions for calendar year 2011.

48	Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1994	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1987	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2] Born: 1938	1994	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | Bond Fund	49

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

50	Bond Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Annual report | Bond Fund	51

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable
Insurance Trust (2007–2009); Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President,
Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Messrs. McHaffie and Schiavone were appointed by the Board of Trustees effective 8-31-10.

52	Bond Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Bond Fund	53

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.	2100A 5/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/11

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $36,477 for the fiscal year ended May 31, 2011 and $37,583 for the fiscal year ended May 31, 2010. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related services fees amounted to $347 for the fiscal year ended May 31, 2011 and $1,184 for the fiscal year ended May 31, 2010 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was service provider internal controls review.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,721 for the fiscal year ended May 31, 2011 and $2,642 for the fiscal year ended May 31, 2010. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

All other fees amounted to $182 for the fiscal year ended May 31, 2011 and $75 for the fiscal year ended May 31, 2010 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2011, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,911,865 for the fiscal year ended May 31, 2011 and $5,213,849 for the fiscal year ended May 31, 2010.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	July 21, 2011